Pension Plan - Additional Information (Detail) - SMI Taiwan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions and Recognized Pension Costs under Labor Pension Act	$ 3,542	$ 3,369	$ 3,317
Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Contribution by an Employer to Employees Pension	6.00%